FAIR VALUE MEASUREMENTS, Summary of Level 3 Instruments Measured at Fair Value (Details) - Level 3 [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Recurring [Member] | Available-for-Sale Investments [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance		$ 35,126	$ 34,376	$ 21,357
Additions			3,198	35,298
Settlement		(278)	(1,266)
Impairment		(3,873)
Conversion into ordinary shares of investees		(9,945)		(21,340)
Net unrealized loss included in other comprehensive income		(588)	(1,193)	(958)
Translation gain (loss) included in other comprehensive income			11	19
Ending balance		20,442	35,126	34,376
Recurring [Member] | Investments Carried at Fair Value [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance		178,233	178,298	0
Additions			74,482	151,227
Net investment gain (loss) included in earnings			(74,547)	27,071
Transfer out of Level 3 due to change in status	[1]	(178,233)
Ending balance		0	178,233	178,298
Recurring [Member] | Other Assets [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance		9,668	11,711	19,024
Additions		122	56	186
Disposals		(464)	(679)	(3,513)
Write-down included in earnings		40	(476)	(3,627)
Translation gain (loss) included in other comprehensive income		99	(944)	(359)
Ending balance		9,465	9,668	$ 11,711
Non-Recurring [Member] | Equity Securities [Member]
Assets Remeasured at Fair Value [Abstract]
Assets, fair value		$ 251,232	$ 264,899

[1]	See note 2(l) for more information.